Condensed Consolidated Balance Sheets	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current Assets
Cash and cash equivalents	$ 10,802,613	$ 43,144,049
Restricted cash	0	422,832
Accounts receivable, net	47,011,566	44,962,926
Factoring receivable	43,728,005
Inventories, net	978,837	1,069,698
Due a from related party		10,354,051
Advances to suppliers, net	3,155,084	3,420,628
Prepaid taxes	1,534,200	1,609,466
Prepaid expenses and other receivables, net	463,405	824,239
Total Current Assets	107,673,710	105,807,889
Other Assets
Property, plant and equipment, net	1,829,261	2,103,947
Intangible assets, net	191,853	205,971
Right of use assets	1,700,923	313,172
Long-term investment	24,832,024	26,096,079
Total Non-current Assets	28,554,061	28,719,169
Total Assets	136,227,771	134,527,058
Current Liabilities
Short-term bank loans	4,192,344	4,719,552
Accounts payable	2,396,958	1,563,787
Due to related parties	971,919	1,847,421
Customer deposits	1,060,664	3,580,622
Taxes payable	966,359	823,701
Loan payable to third parties	3,579,893	7,002,385
Lease liabilities-current	463,433	115,330
Accrued liabilities and other payables	2,624,664	2,114,258
Total Current Liabilities	16,256,234	21,767,056
Lease liabilities non-current	1,390,100	223,291
Total Liabilities	17,646,334	21,990,347
Stockholders' Equity
Common stock, $0.24 par value, 6,000,000 shares authorized, 1,219,937 and 266,640 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	292,786	63,995
Additional paid-in capital	79,458,395	69,566,786
Statutory reserves	7,196,867	6,874,614
Retained earnings	38,462,003	36,684,794
Accumulated other comprehensive (loss) income	(4,884,131)	1,071,149
Total Stockholders' Equity attributable to the Company	120,525,920	114,261,338
Noncontrolling interest	(1,944,483)	(1,724,627)
Total Stockholders' Equity	118,581,437	112,536,711
Total Liabilities and Stockholders' Equity	$ 136,227,771	$ 134,527,058